Warrants (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants [Line Items]
Granted	275,000
Warrants [Member]
Warrants [Line Items]
Outstanding, Beginning Balance	1,000,000	1,000,000
Granted
Option, Forfeited (in shares)
Option, Exercised (in shares)
Option, Redeemed (in shares)
Outstanding, Ending Balance	1,000,000	1,000,000
Weighted Average Exercise Price, Beginning Balance	$ 2.20	$ 2.20	$ 2.20
Weighted Average Exercise Price, Ending Balance	$ 2.20	$ 2.20	$ 2.20
Weighted Average Remaining Contractual Life (years)		5 months 27 days